Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000176380 | ITC8610933
Holdings [Line Items]
Percent of Total Investments	5.40%
C000176380 | Taiwan Semiconductor Manufacturing8610980
Holdings [Line Items]
Percent of Total Investments	4.50%
C000176380 | Petroleo Brasileiro8610989
Holdings [Line Items]
Percent of Total Investments	3.80%
C000176380 | Taiwan Semiconductor Manufacturing8610991
Holdings [Line Items]
Percent of Total Investments	3.30%
C000176380 | TotalEnergies8610882
Holdings [Line Items]
Percent of Total Investments	3.00%
C000176380 | Xiaomi8610904
Holdings [Line Items]
Percent of Total Investments	2.90%
C000176380 | Bank Mandiri Persero8610909
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176380 | ICICI Bank8610927
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176380 | Adani Enterprises8610913
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176380 | Bharti Airtel8610923
Holdings [Line Items]
Percent of Total Investments	2.40%
C000176380 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176380 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176380 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176380 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176380 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176380 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176380 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176380 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176380 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000176380 | China
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000176380 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000176380 | India
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000176381 | ITC8610933
Holdings [Line Items]
Percent of Total Investments	5.40%
C000176381 | Taiwan Semiconductor Manufacturing8610980
Holdings [Line Items]
Percent of Total Investments	4.50%
C000176381 | Petroleo Brasileiro8610989
Holdings [Line Items]
Percent of Total Investments	3.80%
C000176381 | Taiwan Semiconductor Manufacturing8610991
Holdings [Line Items]
Percent of Total Investments	3.30%
C000176381 | TotalEnergies8610882
Holdings [Line Items]
Percent of Total Investments	3.00%
C000176381 | Xiaomi8610904
Holdings [Line Items]
Percent of Total Investments	2.90%
C000176381 | Bank Mandiri Persero8610909
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176381 | ICICI Bank8610927
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176381 | Adani Enterprises8610913
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176381 | Bharti Airtel8610923
Holdings [Line Items]
Percent of Total Investments	2.40%
C000176381 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176381 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176381 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176381 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176381 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176381 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176381 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176381 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176381 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000176381 | China
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000176381 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000176381 | India
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000176382 | ITC8610933
Holdings [Line Items]
Percent of Total Investments	5.40%
C000176382 | Taiwan Semiconductor Manufacturing8610980
Holdings [Line Items]
Percent of Total Investments	4.50%
C000176382 | Petroleo Brasileiro8610989
Holdings [Line Items]
Percent of Total Investments	3.80%
C000176382 | Taiwan Semiconductor Manufacturing8610991
Holdings [Line Items]
Percent of Total Investments	3.30%
C000176382 | TotalEnergies8610882
Holdings [Line Items]
Percent of Total Investments	3.00%
C000176382 | Xiaomi8610904
Holdings [Line Items]
Percent of Total Investments	2.90%
C000176382 | Bank Mandiri Persero8610909
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176382 | ICICI Bank8610927
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176382 | Adani Enterprises8610913
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176382 | Bharti Airtel8610923
Holdings [Line Items]
Percent of Total Investments	2.40%
C000176382 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176382 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176382 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176382 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176382 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176382 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176382 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176382 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176382 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000176382 | China
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000176382 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000176382 | India
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000210821 | Philip Morris International8611096
Holdings [Line Items]
Percent of Total Investments	6.40%
C000210821 | AT&T8611067
Holdings [Line Items]
Percent of Total Investments	5.50%
C000210821 | American Electric Power8611063
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210821 | Progressive8611100
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210821 | Verizon Communications8611105
Holdings [Line Items]
Percent of Total Investments	3.30%
C000210821 | Cigna Group8611103
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210821 | American International Group8611065
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210821 | Duke Energy8611079
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210821 | Eli Lilly8611081
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210821 | Microsoft8611090
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210821 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210821 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000210821 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210821 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210821 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210821 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210821 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210821 | Russia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210821 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210821 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210821 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210821 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210820 | Philip Morris International8611096
Holdings [Line Items]
Percent of Total Investments	6.40%
C000210820 | AT&T8611067
Holdings [Line Items]
Percent of Total Investments	5.50%
C000210820 | American Electric Power8611063
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210820 | Progressive8611100
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210820 | Verizon Communications8611105
Holdings [Line Items]
Percent of Total Investments	3.30%
C000210820 | Cigna Group8611103
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210820 | American International Group8611065
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210820 | Duke Energy8611079
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210820 | Eli Lilly8611081
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210820 | Microsoft8611090
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210820 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210820 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000210820 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210820 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210820 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210820 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210820 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210820 | Russia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210820 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210820 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210820 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210820 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210819 | Philip Morris International8611096
Holdings [Line Items]
Percent of Total Investments	6.40%
C000210819 | AT&T8611067
Holdings [Line Items]
Percent of Total Investments	5.50%
C000210819 | American Electric Power8611063
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210819 | Progressive8611100
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210819 | Verizon Communications8611105
Holdings [Line Items]
Percent of Total Investments	3.30%
C000210819 | Cigna Group8611103
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210819 | American International Group8611065
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210819 | Duke Energy8611079
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210819 | Eli Lilly8611081
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210819 | Microsoft8611090
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210819 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210819 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000210819 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210819 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210819 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210819 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210819 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210819 | Russia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210819 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210819 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210819 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210819 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000204822 | Philip Morris International8611168
Holdings [Line Items]
Percent of Total Investments	6.40%
C000204822 | AT&T8611130
Holdings [Line Items]
Percent of Total Investments	6.40%
C000204822 | Progressive8611170
Holdings [Line Items]
Percent of Total Investments	4.90%
C000204822 | Verizon Communications8611176
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204822 | Altria Group8611122
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204822 | American International Group8611128
Holdings [Line Items]
Percent of Total Investments	3.80%
C000204822 | American Electric Power8611126
Holdings [Line Items]
Percent of Total Investments	3.80%
C000204822 | Microsoft8611160
Holdings [Line Items]
Percent of Total Investments	3.80%
C000204822 | Cigna Group8611174
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204822 | Exxon Mobil8611151
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204822 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204822 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000204822 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000204822 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000204822 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000204822 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000204822 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000204822 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000204822 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000204821 | Philip Morris International8611168
Holdings [Line Items]
Percent of Total Investments	6.40%
C000204821 | AT&T8611130
Holdings [Line Items]
Percent of Total Investments	6.40%
C000204821 | Progressive8611170
Holdings [Line Items]
Percent of Total Investments	4.90%
C000204821 | Verizon Communications8611176
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204821 | Altria Group8611122
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204821 | American International Group8611128
Holdings [Line Items]
Percent of Total Investments	3.80%
C000204821 | American Electric Power8611126
Holdings [Line Items]
Percent of Total Investments	3.80%
C000204821 | Microsoft8611160
Holdings [Line Items]
Percent of Total Investments	3.80%
C000204821 | Cigna Group8611174
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204821 | Exxon Mobil8611151
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204821 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204821 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000204821 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000204821 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000204821 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000204821 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000204821 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000204821 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000204821 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000204820 | Philip Morris International8611168
Holdings [Line Items]
Percent of Total Investments	6.40%
C000204820 | AT&T8611130
Holdings [Line Items]
Percent of Total Investments	6.40%
C000204820 | Progressive8611170
Holdings [Line Items]
Percent of Total Investments	4.90%
C000204820 | Verizon Communications8611176
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204820 | Altria Group8611122
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204820 | American International Group8611128
Holdings [Line Items]
Percent of Total Investments	3.80%
C000204820 | American Electric Power8611126
Holdings [Line Items]
Percent of Total Investments	3.80%
C000204820 | Microsoft8611160
Holdings [Line Items]
Percent of Total Investments	3.80%
C000204820 | Cigna Group8611174
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204820 | Exxon Mobil8611151
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204820 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204820 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000204820 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000204820 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000204820 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000204820 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000204820 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000204820 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000204820 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000228650 | AT&T8611439
Holdings [Line Items]
Percent of Total Investments	6.30%
C000228650 | Philip Morris International8611453
Holdings [Line Items]
Percent of Total Investments	6.30%
C000228650 | Verizon Communications8611461
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228650 | Petroleo Brasileiro8611433
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228650 | Enbridge8611365
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228650 | American Electric Power8611437
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228650 | Altria Group8611435
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228650 | International Business Machines8611447
Holdings [Line Items]
Percent of Total Investments	2.70%
C000228650 | Enel8611406
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228650 | Progressive8611455
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228650 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000228650 | United States
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000228650 | France
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000228650 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228650 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000228650 | India
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228650 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228650 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228650 | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000228650 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228650 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228650 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228651 | AT&T8611439
Holdings [Line Items]
Percent of Total Investments	6.30%
C000228651 | Philip Morris International8611453
Holdings [Line Items]
Percent of Total Investments	6.30%
C000228651 | Verizon Communications8611461
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228651 | Petroleo Brasileiro8611433
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228651 | Enbridge8611365
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228651 | American Electric Power8611437
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228651 | Altria Group8611435
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228651 | International Business Machines8611447
Holdings [Line Items]
Percent of Total Investments	2.70%
C000228651 | Enel8611406
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228651 | Progressive8611455
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228651 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000228651 | United States
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000228651 | France
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000228651 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228651 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000228651 | India
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228651 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228651 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228651 | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000228651 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228651 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228651 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228652 | Philip Morris International8611355
Holdings [Line Items]
Percent of Total Investments	7.20%
C000228652 | British American Tobacco8611285
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228652 | Deutsche Telekom8611264
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228652 | Taiwan Semiconductor Manufacturing8611346
Holdings [Line Items]
Percent of Total Investments	3.40%
C000228652 | Enbridge8611255
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228652 | Petroleo Brasileiro8611344
Holdings [Line Items]
Percent of Total Investments	2.80%
C000228652 | BNP Paribas8611272
Holdings [Line Items]
Percent of Total Investments	2.70%
C000228652 | Tokio Marine Holdings8611327
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228652 | TotalEnergies8611280
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228652 | Adani Ports & Special Economic Zone8611303
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228652 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000228652 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000228652 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000228652 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228652 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000228652 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000228652 | India
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000228652 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000228652 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228652 | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000228652 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228652 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228653 | Philip Morris International8611355
Holdings [Line Items]
Percent of Total Investments	7.20%
C000228653 | British American Tobacco8611285
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228653 | Deutsche Telekom8611264
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228653 | Taiwan Semiconductor Manufacturing8611346
Holdings [Line Items]
Percent of Total Investments	3.40%
C000228653 | Enbridge8611255
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228653 | Petroleo Brasileiro8611344
Holdings [Line Items]
Percent of Total Investments	2.80%
C000228653 | BNP Paribas8611272
Holdings [Line Items]
Percent of Total Investments	2.70%
C000228653 | Tokio Marine Holdings8611327
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228653 | TotalEnergies8611280
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228653 | Adani Ports & Special Economic Zone8611303
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228653 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000228653 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000228653 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000228653 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228653 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000228653 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000228653 | India
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000228653 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000228653 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228653 | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000228653 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228653 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228654 | Philip Morris International8611230
Holdings [Line Items]
Percent of Total Investments	8.00%
C000228654 | AT&T8611199
Holdings [Line Items]
Percent of Total Investments	6.90%
C000228654 | Verizon Communications8611242
Holdings [Line Items]
Percent of Total Investments	5.90%
C000228654 | HSBC Holdings8611185
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228654 | CME Group8611209
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228654 | American Electric Power8611193
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228654 | Enbridge8611219
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228654 | Altria Group8611191
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228654 | ONEOK8611228
Holdings [Line Items]
Percent of Total Investments	3.80%
C000228654 | Cigna Group8611238
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228654 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228654 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000228654 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000228654 | Energy
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000228654 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000228654 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000228654 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000228655 | Philip Morris International8611230
Holdings [Line Items]
Percent of Total Investments	8.00%
C000228655 | AT&T8611199
Holdings [Line Items]
Percent of Total Investments	6.90%
C000228655 | Verizon Communications8611242
Holdings [Line Items]
Percent of Total Investments	5.90%
C000228655 | HSBC Holdings8611185
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228655 | CME Group8611209
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228655 | American Electric Power8611193
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228655 | Enbridge8611219
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228655 | Altria Group8611191
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228655 | ONEOK8611228
Holdings [Line Items]
Percent of Total Investments	3.80%
C000228655 | Cigna Group8611238
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228655 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228655 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000228655 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000228655 | Energy
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000228655 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000228655 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000228655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%